Zacks Market Neutral Fund
SUMMARY SECTION
ZACKS MARKET NEUTRAL FUND
Investment Objective
The Zacks Market Neutral Fund's investment objective is to generate positive returns in both rising and falling equity markets.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Zacks Market Neutral Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 24 of the Fund’s prospectus.

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Zacks Market Neutral Fund (USD $)	Class A Shares	Class C Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Wire fee	20	20
Overnight check delivery fee	15	15
Retirement account fees (annual maintenance and full redemption requests)	15	15
[1]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Zacks Market Neutral Fund		Class A Shares	Class C Shares
Management fees		1.10%	1.10%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (including dividend and interest expense on short sales of 2.57%)		3.17%	3.17%
Total annual fund operating expenses		4.52%	5.27%
Expense waiver and reimbursements	[1]	(0.30%)	(0.30%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	4.22%	4.97%
[1]	The Fund's advisor has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.65% and 2.40% of average daily net assets for Class A Shares and Class C Shares, respectively. This agreement will remain in effect until April 1, 2015 but may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or reimbursements to the Fund for three years from the date fees were waived or Fund expenses were paid if such repayment can be achieved within the Fund's expense limit in effect at the time such expense was incurred and if certain other conditions are satisfied.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Zacks Market Neutral Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	974	1,782	2,659	4,886
Class C Shares	597	1,492	2,544	5,149

You would pay the following expenses if you did not redeem your shares:

The example does not reflect sales load on reinvested dividends and capital gains. If these sales loads were included, your costs would be higher.

Expense Example, No Redemption Zacks Market Neutral Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	974	1,782	2,659	4,886
Class C Shares	497	1,492	2,544	5,149

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2011 was 93%, of the average value of its portfolio.

Principal Investment Strategies

The goal of market neutral investing is to generate returns that are independent of the direction of the stock market. The Fund seeks a total return greater than the return on three-month U.S. Treasury Bills. The Fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The Fund has a long position in a security when it owns the security and has “sold short” a position when it sells a security it does not own. When the Fund has “sold short,” it must borrow the security in order to settle the sale and buy the security at a later date to pay back the lender. The Fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the Fund’s net assets giving effect to such sale. The Fund will maintain long positions in stocks that Zacks Investment Management, Inc. (the “Advisor”) believes will outperform the market and short positions in stocks that the Advisor believes will underperform the market. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. Under normal circumstances, the Fund seeks to maintain a balance between investments that are expected to benefit from a general rise in stock prices and investments that are expected to benefit from a general stock market decline.

The Fund pursues its investment objective by applying a hybrid research process, which uses both quantitative and qualitative criteria. One proprietary model the Advisor uses to quantitatively assess the attractiveness of a large universe of stocks is based primarily on an analysis of changing patterns of earnings estimates for a company (the "Zacks Rank"). Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Investment Risks

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Short Sales Risk. In order to establish a short position in a security, the Fund must first borrow the security from a broker or other institution to complete the sale. The Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may experience a loss.

Management Risk. The Fund is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risks of Mid-Cap and Small-Cap Companies. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. The securities of mid-cap or small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

Performance

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.zacksfunds.com.

Annual Total Return For Class A Shares For each calendar year at NAV

Class A
Highest Calendar Qtr Return at NAV (non-annualized):	0.26%	Quarter Ended 12/31/09
Lowest Calendar Qtr Return at NAV (non-annualized):	(5.61)%	Quarter Ended 3/31/11

Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns Zacks Market Neutral Fund	1 Year	Since Inception	Inception Date
Class A Shares	(0.59%)	(4.61%)	Jul 24, 2008
Class A Shares - Return After Taxes on Distributions	(0.59%)	(4.66%)	Jul 24, 2008
Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares	(0.38%)	(3.91%)	Jul 24, 2008
Class C Shares	3.70%	(3.66%)	Jul 24, 2008
Citigroup 3-Month T-Bill Index (Reflects No Deductions for Fees, Expenses or Taxes)	0.08%	0.27%	Jul 24, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.

Zacks All-Cap Core Fund
SUMMARY SECTION
ZACKS ALL-CAP CORE FUND
Investment Objective
The Zacks All-Cap Core Fund's primary investment objective is capital appreciation.
The Fund's secondary objective is to provide shareholders with income through dividends.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 24 of the Fund’s prospectus.

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Zacks All-Cap Core Fund (USD $)	Class A Shares	Class C Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Wire fee	20	20
Overnight check delivery fee	15	15
Retirement account fees (annual maintenance and full redemption requests)	15	15
[1]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18. Investments in Class C Shares of the Fund made prior to April 1, 2006 are not subject to the 0.50% CDSC for redemptions made between 13-18 months after purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Zacks All-Cap Core Fund		Class A Shares	Class C Shares
Management fees		0.90%	0.90%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses		0.87%	0.87%
Acquired fund fees and expenses		0.01%	0.01%
Total annual fund operating expenses	[1]	2.03%	2.78%
Expense waiver and reimbursements	[2]	(0.37%)	(0.37%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.66%	2.41%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.65% and 2.40% of average daily net assets for Class A Shares and Class C Shares, respectively. This agreement will remain in effect until April 1, 2015 but may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or reimbursements to the Fund for three years from the date fees were waived or Fund expenses were paid if such repayment can be achieved within the Fund's expense limit in effect at the time such expense was incurred and if certain other conditions are satisfied.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Zacks All-Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	734	1,068	1,503	2,709
Class C Shares	347	751	1,365	3,023

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Zacks All-Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	734	1,068	1,503	2,709
Class C Shares	244	751	1,365	3,023

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2011 was 63% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objectives by applying a hybrid research process, which uses both quantitative and qualitative criteria. Zack Investment Management, Inc. (the “Advisor”) uses the Zacks Rank, a proprietary model, to quantitatively assess the attractiveness of a large universe of stocks based primarily on an analysis of changing patterns of earnings estimates for a company. The primary aim of the Zacks Rank model is to identify those companies most likely to experience positive earnings estimate revisions. From a smaller universe of stocks that are highly ranked by the quantitative model (approximately 300 securities), the portfolio managers select stocks with strong earnings potential using traditional "bottom-up" valuation metrics. Portfolio construction is driven by modern portfolio theory incorporating strict risk controls. Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund seeks to diversify its assets by investing in securities from a pool of more than one dozen industry sectors and over 200 industry groups. The Advisor allocates assets opportunistically based on market information and is not constrained by market capitalization or style parameters. Sector, capitalization and style allocations generally result from market trends regarding earnings information.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Investment Risks

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Management Risk . The Fund is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risks of Mid-Cap and Small-Cap Companies. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. The securities of mid-cap or small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

Performance

The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.zacksfunds.com.

Annual Total Return For Class A Shares For each calendar year at NAV

Class A
Highest Calendar Qtr Return at NAV (non-annualized):	12.90%	Quarter Ended 9/30/09
Lowest Calendar Qtr Return at NAV (non-annualized):	(19.65)%	Quarter Ended 9/30/11

Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns Zacks All-Cap Core Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	(3.77%)	(1.20%)	0.84%	Dec 5, 2005
Class A Shares - Return After Taxes on Distributions	(3.77%)	(1.47%)	0.61%	Dec 5, 2005
Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares	(2.45%)	(1.05%)	0.68%	Dec 5, 2005
Class C Shares	0.36%	(0.77%)	1.06%	Dec 5, 2005
Russell 3000 Index (Reflects No Deductions for Fees, Expenses or Taxes)	1.03%	(0.01%)	2.26%	Dec 5, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.

Zacks Small-Cap Core Fund
SUMMARY SECTION
ZACKS SMALL-CAP CORE FUND
Investment Objective
The Zacks Small-Cap Core Fund's investment objective is capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Zacks Small-Cap Core Fund.
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees (USD $)	Zacks Small-Cap Core Fund Zacks Small-Cap Core Fund Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account fees (annual maintenance and full redemption requests)	15

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Zacks Small-Cap Core Fund Zacks Small-Cap Core Fund Shares
Management fees		0.90%
Distribution and/or service (12b-1) fees		0.25%
Other expenses (including dividend and interest expense on short sales of 2.57%)		228.12%
Total annual fund operating expenses		229.27%
Expense waiver and reimbursements	[1]	(227.88%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.39%
[1]	The Fund's advisor has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.39%. This agreement will remain in effect until April 1, 2015 and it may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Zacks Small-Cap Core Fund Zacks Small-Cap Core Fund Shares	142	440

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period June 30, 2011 (commencement of operations) through November 30, 2011, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by applying a hybrid research process which uses both quantitative and qualitative criteria. Zacks Investment Management, Inc. (the “Advisor”) uses a proprietary model to quantitatively assess the attractiveness of a large universe of stocks based on potential capital appreciation. The primary aim of the quantitative model is to identify those companies most likely to generate positive alpha, or excess return over the market, when adjusted for stock beta, or movement with the market. From a smaller universe of stocks that are highly ranked by the quantitative model, the portfolio managers select small-cap stocks with attractive risk/return characteristics based on qualitative criteria. Portfolio construction incorporates risk controls.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in a diversified portfolio of equity securities of small capitalization companies, with an emphasis on equity securities of U.S. issuers. The Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities. The Fund considers small capitalization companies to be companies within the range of those companies included in the Russell 2000 Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization companies in which the Fund invests may vary with market conditions. As of February 29, 2012, the market capitalizations of companies included in the Russell 2000 Index were between $26 million and $3.6 billion. The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe . The Fund seeks to diversify its assets by investing in securities from a pool of more than one dozen industry sectors. The Advisor allocates assets opportunistically based on market information and is not constrained by investment style parameters. Sector and style allocations generally result from a hybrid research process. Although not a primary investment strategy, the Fund may engage in short-sale transactions up to 25% of its net assets.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American depository receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. In addition, the Fund may invest in exchange traded funds (“ETFs”), which are investment funds traded on stock exchanges, that seek to track the returns of various equity indices.

Principal Investment Risks

Investment Risk . An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Management Risk. The Fund is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Small-Cap Companies Risk. The securities of small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

Short Sales Risk. In order to establish a short position in a security, the Fund must first borrow the security from a broker or other institution to complete the sale. The Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may experience a loss.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an investor in an ETF, the Fund will bear a proportionate share of the ETF’s fees and expenses, which may adversely affect the Fund’s performance.

Performance

Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 29, 2012
Effective Date	dei_DocumentEffectiveDate	Apr 1, 2012
Prospectus Date	rr_ProspectusDate	Apr 1, 2012
Zacks Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
SUMMARY SECTION
		ZACKS MARKET NEUTRAL FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Zacks Market Neutral Fund's investment objective is to generate positive returns in both rising and falling equity markets.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Zacks Market Neutral Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 24 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2011 was 93%, of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	93.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares:

The example does not reflect sales load on reinvested dividends and capital gains. If these sales loads were included, your costs would be higher.

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The goal of market neutral investing is to generate returns that are independent of the direction of the stock market. The Fund seeks a total return greater than the return on three-month U.S. Treasury Bills. The Fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The Fund has a long position in a security when it owns the security and has “sold short” a position when it sells a security it does not own. When the Fund has “sold short,” it must borrow the security in order to settle the sale and buy the security at a later date to pay back the lender. The Fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the Fund’s net assets giving effect to such sale. The Fund will maintain long positions in stocks that Zacks Investment Management, Inc. (the “Advisor”) believes will outperform the market and short positions in stocks that the Advisor believes will underperform the market. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. Under normal circumstances, the Fund seeks to maintain a balance between investments that are expected to benefit from a general rise in stock prices and investments that are expected to benefit from a general stock market decline.

The Fund pursues its investment objective by applying a hybrid research process, which uses both quantitative and qualitative criteria. One proprietary model the Advisor uses to quantitatively assess the attractiveness of a large universe of stocks is based primarily on an analysis of changing patterns of earnings estimates for a company (the "Zacks Rank"). Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Short Sales Risk. In order to establish a short position in a security, the Fund must first borrow the security from a broker or other institution to complete the sale. The Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may experience a loss.

Management Risk. The Fund is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risks of Mid-Cap and Small-Cap Companies. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. The securities of mid-cap or small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.zacksfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.zacksfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return For Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Class A
Highest Calendar Qtr Return at NAV (non-annualized):	0.26%	Quarter Ended 12/31/09
Lowest Calendar Qtr Return at NAV (non-annualized):	(5.61)%	Quarter Ended 3/31/11

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Qtr Return at NAV (non-annualized):
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Qtr Return at NAV (non-annualized):
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.61%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.

Zacks Market Neutral Fund | Citigroup 3-Month T-Bill Index (Reflects No Deductions for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2008
Zacks Market Neutral Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ZMNAX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstzacks_WireFee	20
Overnight check delivery fee	imstzacks_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (including dividend and interest expense on short sales of 2.57%)	rr_OtherExpensesOverAssets	3.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.52%
Expense waiver and reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	4.22%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	974
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,782
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,659
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,886
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	974
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,782
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,659
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	4,886
2009	rr_AnnualReturn2009	(10.65%)
2010	rr_AnnualReturn2010	(1.69%)
2011	rr_AnnualReturn2011	(0.59%)
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2008
Zacks Market Neutral Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2008
Zacks Market Neutral Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2008
Zacks Market Neutral Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ZMNCX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstzacks_WireFee	20
Overnight check delivery fee	imstzacks_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (including dividend and interest expense on short sales of 2.57%)	rr_OtherExpensesOverAssets	3.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.27%
Expense waiver and reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	4.97%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	597
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,492
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,544
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	5,149
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	497
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,492
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,544
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	5,149
1 Year	rr_AverageAnnualReturnYear01	3.70%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2008
Zacks All-Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
SUMMARY SECTION
		ZACKS ALL-CAP CORE FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Zacks All-Cap Core Fund's primary investment objective is capital appreciation.
Secondary objectives	rr_ObjectiveSecondaryTextBlock	The Fund's secondary objective is to provide shareholders with income through dividends.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 24 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2011 was 63% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	63.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objectives by applying a hybrid research process, which uses both quantitative and qualitative criteria. Zack Investment Management, Inc. (the “Advisor”) uses the Zacks Rank, a proprietary model, to quantitatively assess the attractiveness of a large universe of stocks based primarily on an analysis of changing patterns of earnings estimates for a company. The primary aim of the Zacks Rank model is to identify those companies most likely to experience positive earnings estimate revisions. From a smaller universe of stocks that are highly ranked by the quantitative model (approximately 300 securities), the portfolio managers select stocks with strong earnings potential using traditional "bottom-up" valuation metrics. Portfolio construction is driven by modern portfolio theory incorporating strict risk controls. Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund seeks to diversify its assets by investing in securities from a pool of more than one dozen industry sectors and over 200 industry groups. The Advisor allocates assets opportunistically based on market information and is not constrained by market capitalization or style parameters. Sector, capitalization and style allocations generally result from market trends regarding earnings information.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Management Risk . The Fund is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risks of Mid-Cap and Small-Cap Companies. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. The securities of mid-cap or small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.zacksfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.zacksfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return For Class A Shares For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock
Class A
Highest Calendar Qtr Return at NAV (non-annualized):	12.90%	Quarter Ended 9/30/09
Lowest Calendar Qtr Return at NAV (non-annualized):	(19.65)%	Quarter Ended 9/30/11

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Qtr Return at NAV (non-annualized):
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Qtr Return at NAV (non-annualized):
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.

Zacks All-Cap Core Fund | Russell 3000 Index (Reflects No Deductions for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Zacks All-Cap Core Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CZOAX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstzacks_WireFee	20
Overnight check delivery fee	imstzacks_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component1OtherExpensesOverAssets	0.87%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%	[3]
Expense waiver and reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.66%	[1],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	734
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,068
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,503
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,709
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	734
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,068
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,503
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,709
2006	rr_AnnualReturn2006	13.55%
2007	rr_AnnualReturn2007	11.96%
2008	rr_AnnualReturn2008	(34.27%)
2009	rr_AnnualReturn2009	15.54%
2010	rr_AnnualReturn2010	15.04%
2011	rr_AnnualReturn2011	(3.77%)
1 Year	rr_AverageAnnualReturnYear01	(3.77%)
5 Years	rr_AverageAnnualReturnYear05	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Zacks All-Cap Core Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.77%)
5 Years	rr_AverageAnnualReturnYear05	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Zacks All-Cap Core Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
5 Years	rr_AverageAnnualReturnYear05	(1.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Zacks All-Cap Core Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CZOCX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstzacks_WireFee	20
Overnight check delivery fee	imstzacks_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_Component1OtherExpensesOverAssets	0.87%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.78%	[3]
Expense waiver and reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.41%	[1],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	347
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	751
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,365
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,023
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,365
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	3,023
1 Year	rr_AverageAnnualReturnYear01	0.36%
5 Years	rr_AverageAnnualReturnYear05	(0.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Zacks Small-Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
SUMMARY SECTION
		ZACKS SMALL-CAP CORE FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Zacks Small-Cap Core Fund's investment objective is capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Zacks Small-Cap Core Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period June 30, 2011 (commencement of operations) through November 30, 2011, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	105.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by applying a hybrid research process which uses both quantitative and qualitative criteria. Zacks Investment Management, Inc. (the “Advisor”) uses a proprietary model to quantitatively assess the attractiveness of a large universe of stocks based on potential capital appreciation. The primary aim of the quantitative model is to identify those companies most likely to generate positive alpha, or excess return over the market, when adjusted for stock beta, or movement with the market. From a smaller universe of stocks that are highly ranked by the quantitative model, the portfolio managers select small-cap stocks with attractive risk/return characteristics based on qualitative criteria. Portfolio construction incorporates risk controls.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in a diversified portfolio of equity securities of small capitalization companies, with an emphasis on equity securities of U.S. issuers. The Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities. The Fund considers small capitalization companies to be companies within the range of those companies included in the Russell 2000 Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization companies in which the Fund invests may vary with market conditions. As of February 29, 2012, the market capitalizations of companies included in the Russell 2000 Index were between $26 million and $3.6 billion. The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe . The Fund seeks to diversify its assets by investing in securities from a pool of more than one dozen industry sectors. The Advisor allocates assets opportunistically based on market information and is not constrained by investment style parameters. Sector and style allocations generally result from a hybrid research process. Although not a primary investment strategy, the Fund may engage in short-sale transactions up to 25% of its net assets.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American depository receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. In addition, the Fund may invest in exchange traded funds (“ETFs”), which are investment funds traded on stock exchanges, that seek to track the returns of various equity indices.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investment Risk . An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Management Risk. The Fund is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Small-Cap Companies Risk. The securities of small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

Short Sales Risk. In order to establish a short position in a security, the Fund must first borrow the security from a broker or other institution to complete the sale. The Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may experience a loss.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an investor in an ETF, the Fund will bear a proportionate share of the ETF’s fees and expenses, which may adversely affect the Fund’s performance.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
Zacks Small-Cap Core Fund | Zacks Small-Cap Core Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ZSCCX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstzacks_WireFee	20
Overnight check delivery fee	imstzacks_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (including dividend and interest expense on short sales of 2.57%)	rr_OtherExpensesOverAssets	228.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	229.27%
Expense waiver and reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(227.88%)	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.39%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	142
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	440

[1]	The Fund's advisor has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.65% and 2.40% of average daily net assets for Class A Shares and Class C Shares, respectively. This agreement will remain in effect until April 1, 2015 but may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or reimbursements to the Fund for three years from the date fees were waived or Fund expenses were paid if such repayment can be achieved within the Fund's expense limit in effect at the time such expense was incurred and if certain other conditions are satisfied.
[2]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.
[3]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18. Investments in Class C Shares of the Fund made prior to April 1, 2006 are not subject to the 0.50% CDSC for redemptions made between 13-18 months after purchase.
[5]	The Fund's advisor has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.39%. This agreement will remain in effect until April 1, 2015 and it may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.